Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 85,135,000	¥ 7,016,000,000	¥ 2,907,000,000	¥ 2,407,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56,547,000	4,660,000,000	4,685,000,000	4,765,000,000
Share-based compensation (Note 14)	728,000	60,000,000	50,000,000	55,000,000
Provision for returns and doubtful receivables - net	(1,881,000)	(155,000,000)	(364,000,000)	(266,000,000)
Deferred income taxes	8,203,000	676,000,000	(1,470,000,000)	(1,588,000,000)
(Loss) gain on sale or disposal of property, plant and equipment - net	(425,000)	(35,000,000)	122,000,000	25,000,000
Impairment charges on property, plant and equipment (Note 20)	449,000	37,000,000	107,000,000	23,000,000
Impairment charges on goodwill (Notes 8 and 20)			836,000,000	71,000,000
Impairment charges on other intangible assets (Notes 8 and 20)			936,000,000	1,023,000,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	(303,000)	(25,000,000)	(372,000,000)	(7,000,000)
Impairment charges on marketable securities and investments (Notes 3 and 20)	10,084,000	831,000,000	1,585,000,000	1,460,000,000
Equity in net income of affiliated companies, less dividends	(5,473,000)	(451,000,000)	(566,000,000)	(492,000,000)
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable	(19,282,000)	(1,589,000,000)	493,000,000	1,108,000,000
(Increase) decrease in inventories	(21,854,000)	(1,801,000,000)	400,000,000	669,000,000
(Increase) decrease in other current assets	(4,575,000)	(377,000,000)	194,000,000	147,000,000
Increase (decrease) in notes and accounts payable	23,941,000	1,973,000,000	1,251,000,000	(1,830,000,000)
(Decrease) increase in liability for termination and retirement benefits	(8,312,000)	(685,000,000)	(331,000,000)	449,000,000
(Decrease) increase in accrued expenses, income taxes payable and other current liabilities	(6,225,000)	(513,000,000)	(267,000,000)	1,057,000,000
Other	5,315,000	438,000,000	245,000,000	387,000,000
Net cash provided by operating activities	122,072,000	10,060,000,000	10,441,000,000	9,463,000,000
INVESTING ACTIVITIES:
Increase in time deposits and certificates of deposits	(6,249,000)	(515,000,000)	(1,809,000,000)	(920,000,000)
Decrease in time deposits and certificates of deposits	5,922,000	488,000,000	1,991,000,000
Proceeds from sales and redemption of available-for-sale securities	102,864,000	8,477,000,000	3,817,000,000	10,099,000,000
Payments to acquire available-for-sale securities	(105,655,000)	(8,707,000,000)	(1,036,000,000)	(7,791,000,000)
Proceeds from redemption of held-to-maturity debt securities	959,000	79,000,000
Payments to acquire held-to-maturity debt securities	(959,000)	(79,000,000)	(347,000,000)
Proceeds from sales of property, plant and equipment	5,473,000	451,000,000	538,000,000	467,000,000
Capital expenditures	(32,860,000)	(2,708,000,000)	(2,652,000,000)	(3,981,000,000)
Payments to acquire intangible assets (Note 8)	(10,266,000)	(846,000,000)	(687,000,000)	(1,772,000,000)
Proceeds from sales of other investments	1,092,000	90,000,000	413,000,000	2,021,000,000
Payments to acquire other investments	(2,682,000)	(221,000,000)	(921,000,000)	(2,019,000,000)
Cash balances of subsidiary acquired through share exchanges (Note 7)				362,000,000
Other	291,000	24,000,000	(10,000,000)	(39,000,000)
Net cash used in investing activities	(42,070,000)	(3,467,000,000)	(703,000,000)	(3,573,000,000)
FINANCING ACTIVITIES:
Decrease in short-term bank loans with three months or less maturity - net	(8,373,000)	(690,000,000)	(1,794,000,000)	(291,000,000)
Proceeds from issuance of short-term bank loans	4,769,000	393,000,000
Repayments of short-term bank loans	(862,000)	(71,000,000)
Proceeds from issuance of long-term debt	6,067,000	500,000,000	200,000,000
Repayments of long-term debt	(995,000)	(82,000,000)	(104,000,000)	(350,000,000)
Repurchase of treasury stock	(182,000)	(15,000,000)	(655,000,000)	(1,148,000,000)
Sale of treasury stock	61,000	5,000,000	282,000,000	13,000,000
Dividends paid on common stock	(34,183,000)	(2,817,000,000)	(2,824,000,000)	(3,511,000,000)
Dividends paid on common stock to noncontrolling interest	(570,000)	(47,000,000)	(70,000,000)	(76,000,000)
Net cash used in financing activities	(34,268,000)	(2,824,000,000)	(4,965,000,000)	(5,363,000,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS - (Forward)	(1,213,000)	(100,000,000)	(785,000,000)	(153,000,000)
NET INCREASE IN CASH AND CASH EQUIVALENTS	44,521,000	3,669,000,000	3,988,000,000	374,000,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	319,330,000	26,316,000,000	22,328,000,000	21,954,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	363,851,000	29,985,000,000	26,316,000,000	22,328,000,000
Cash paid for:
Interest	1,092,000	90,000,000	91,000,000	90,000,000
Income taxes	44,922,000	3,702,000,000	3,645,000,000	2,097,000,000
NONCASH INVESTING ACTIVITIES:
Fair value of certain marketable securities received in exchange for other marketable securities with carrying values of ¥86 million ($1,044 thousand) and ¥5 million in 2012 and 2010, respectively (Note 3)	1,529,000	126,000,000		11,000,000
Acquisition of marketable securities by assuming payment obligation			200,000,000
Acquisition of fixed assets by assuming payment obligation	4,271,000	352,000,000
Acquisition of subsidiary through share exchange (Note 7)				¥ 2,489,000,000